CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 1,192	$ 845	$ 2,161	$ 1,327
Cost of revenue	711	492	1,407	719
Gross profit	481	353	754	608
Operating expenses:
Research and development	3,326	4,134	7,083	8,132
General and administrative	6,810	10,071	15,060	18,203
Performance of contract liability to affiliate	(7)	(70)	(19)	(131)
Total operating expenses	10,129	14,135	22,124	26,204
Loss from operations	(9,648)	(13,782)	(21,370)	(25,596)
Equity in net (losses) earnings of affiliate	0	37	(9)	37
Foreign currency (loss)/gain, net	(108)	(163)	699	2,140
Fair value adjustment to VericiDx investment	(345)	(1,414)	(1,199)	(2,021)
Fair value adjustment to convertible notes	440	0	(730)	0
Other income, net	97	0	211	12
Net loss before income taxes	(10,444)	(15,322)	(22,398)	(25,428)
Income tax expense	0	0	1	0
Net loss	(10,444)	(15,322)	(22,397)	(25,428)
Other comprehensive income (loss):
Changes in the fair value of the convertible notes through other comprehensive income	(920)	0	(523)	0
Foreign exchange translation adjustment	588	97	(499)	(2,488)
Comprehensive loss	$ (10,776)	$ (15,225)	$ (23,419)	$ (27,916)
Earnings Per Share, Basic	$ (0.14)	$ (0.21)	$ (0.30)	$ (0.35)
Earnings Per Share, Diluted	$ (0.14)	$ (0.21)	$ (0.30)	$ (0.35)
Weighted Average Number of Shares Outstanding, Basic	74,891,844	72,285,941	74,848,278	72,258,372
Weighted Average Number of Shares Outstanding, Diluted	74,891,844	72,285,941	74,848,278	72,258,372